Note 7 - Other Equity (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Nine months ended September 30, 2018		Nine months ended September 30, 2017
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price

Outstanding, Beginning of period	2,344	$3.46	2,005	$4.31
Granted	2,284	2.99	780	1.14
Exercised	(96)	2.28	-	-
Forfeited	(51)	2.34	(165)	3.34
Expired	(10)	4.97	(320)	4.60
Outstanding, end of period	4,471	$3.21	2,300	3.52

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
		Options outstanding		Options exercisable
Range of exercise prices	Options	Weighted average remaining contractual life (years)	Weighted average exercise price	Options	Weighted average exercise price

$1.03-$2.76	912	8.5	1.45	536	$1.64
$2.77-$2.95	687	9.3	2.80	670	2.80
$2.96-$3.11	1,466	8.9	3.06	180	2.96
$3.12-$4.53	704	6.8	4.07	509	4.36
$4.54-$19.51	702	5.9	5.36	664	5.36
	4,471	8.10	3.21	2,559	$3.54

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Nine months ended September 30, 2018	Nine months ended September 30, 2017

Weighted average risk-free interest rate	2.43%	1.27%
Expected dividend yield	—	—
Weighted average expected volatility	93.4%	98.4%
Weighted average expected life of options (in years)	5	5
Weighted average grant date fair value	$2.23	$0.84

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Nine months ended, September 30, 2018		Nine months ended, September 30, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	150	3.35	150	1.14
Redeemed	-	-	(150)	1.14
Outstanding, end of period	150	$3.35	-	$-